Goodwill and Inatangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Inatangible Assets [Abstract]
Schedule of composition and movements
	Technology	Software license	Patent	Brand name	Customer relationship	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 01, 2022	478	1,506	75	6,039	-	926	9,024
Additions	-	35	-	-	-	-	35
Currency translation	(42)	(175)	-	-	-	(23)	(240)
Consolidation of Gix Internet (note 4F)	12,485	-	-	-	6,234	8,164	26,883
Balance as of December 31, 2022	12,921	1,366	75	6,039	6,234	9,068	35,703
Accumulated Amortization:
Balance as of January 01, 2022	(69)	-	-	(634)	-	-	(703)
Additions	(1,712)	-	-	(596)	(742)	-	(3,050)
Currency translation	(74)	-	-	-	-	-	(74)
Consolidation of Gix Internet (note 4F)	(1,014)	-	-	-	-	-	(1,014)
Balance as of December 31, 2022	(2,869)	-	-	(1,230)	(742)	-	(4,841)
Intangible assets, net, as of December 31, 2022	10,052	1,366	75	4,809	5,492	9,068	30,862

	Technology	Software license	Patent	Brand name	Goodwill	Total
	USD in thousands
Cost:
Balance as of January 01, 2021	199	-	-	-	296	495
Additions	279	1,460	75	4,728	55	6,597
Currency translation	-	46	-	-	11	57
Acquisition of subsidiary	-	-	-	1,311	564	1,875
Balance as of December 31, 2021	478	1,506	75	6,039	926	9,024
Accumulated Amortization:
Balance as of January 01, 2021	-	-	-	-	-	-
Additions	(69)	-	-	-	-	(69)
Impairment	-	-	-	(89)	-	(89)
Acquisition of subsidiary	-	-	-	(545)	-	(545)
Balance as of December 31, 2021	(69)	-	-	(634)	-	(703)
Intangible assets, net, as of December 31, 2021	409	1,506	75	5,405	926	8,321